SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average assumptions used to value options using Black-Scholes model:
Dividend yield				0.00%
Volatility				67.00%
Risk free interest, minimum				0.90%
Risk free interest, maximum				1.70%
Expected term				4 years 9 months
Requisite service period				4 years
Earnings (loss) per share
Option and restricted shares that have been excluded from the calculations of diluted net income per share	5,546	3,578	2,035
Building and buildings' improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	20 years
Building and buildings' improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	63 years
Condominiume units and improvement [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years